Business segment information (Tables)	12 Months Ended
Dec. 31, 2020
Business segment information
Schedule of certain information regarding the bank's operations by segment

The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2020
	Commercial	Treasury	Total
Interest income	172,548	8,425	180,973
Interest expense	(690)	(87,833)	(88,523)
Inter-segment net interest income	(83,937)	83,937	—
Net interest income	87,921	4,529	92,450
Other income (expense), net	8,597	(1,890)	6,707
Total income	96,518	2,639	99,157

Reversal of (provision for) credit losses	1,889	(425)	1,464
Gain (loss) on non-financial assets, net	296	—	296
Operating expenses	(28,021)	(9,303)	(37,324)
Segment profit (loss)	70,682	(7,089)	63,593

Segment assets	4,989,009	1,293,081	6,282,090
Segment liabilities	92,309	5,139,955	5,232,264

	December 31, 2019
	Commercial	Treasury	Total
Interest income	253,462	20,220	273,682
Interest expense	(730)	(163,437)	(164,167)
Inter-segment net interest income	(144,334)	144,334	—
Net interest income	108,398	1,117	109,515
Other income (expense), net	15,577	1,565	17,142
Total income	123,975	2,682	126,657

(Provision for) reversal of credit losses	(744)	314	(430)
Gain (loss) on non-financial assets, net	500	—	500
Operating expenses	(31,183)	(9,491)	(40,674)
Segment profit (loss)	92,548	(6,495)	86,053

Segment assets	5,967,157	1,273,678	7,240,835
Segment liabilities	134,657	6,081,693	6,216,350

	December 31, 2018
	Commercial	Treasury	Total
Interest income	239,976	18,514	258,490
Interest expense	—	(148,747)	(148,747)
Inter-segment net interest income	(130,195)	130,195	—
Net interest income	109,781	(38)	109,743
Other income (expense), net	18,002	(156)	17,846
Total income	127,783	(194)	127,589

(Provision for) reversal of credit losses	(57,621)	106	(57,515)
(Loss) gain on non-financial assets, net	(5,967)	—	(5,967)
Operating expenses	(37,436)	(11,482)	(48,918)
Segment profit (loss)	26,759	(11,570)	15,189

Segment assets	5,734,159	1,858,333	7,592,492
Segment liabilities	12,985	6,588,995	6,601,980

Schedule of reconciliation of information on reportable segments

Reconciliation on information on reportable segments
	2020	2019	2018
Profit for the year	63,593	86,053	15,189
Impairment loss on non-financial assets - unallocated	—	—	(4,051)
Total profit for the year	63,593	86,053	11,138

Assets:
Assets from reportable segments	6,282,090	7,240,835	7,592,492
Other assets - unallocated	6,808	8,831	16,693
Total assets	6,288,898	7,249,666	7,609,185

Liabilities:
Liabilities from reportable segments	5,232,264	6,216,350	6,601,980
Other liabilities - unallocated	18,714	17,149	13,615
Total liabilities	5,250,978	6,233,499	6,615,595

Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country

The geographic information analyses the Bank’s revenue and non-current assets by the Bank’s country of domicile and other countries.  In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2020	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	7,580	7,054	14,480	13,462	7,142	9,242	8,163	32,034	99,157
Non-current assets*	19,888	129	535	56	—	—	212	591	21,411
2019	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	8,649	13,122	18,757	10,348	10,702	13,640	14,889	36,550	126,657
Non-current assets*	20,976	222	1,510	55	—	—	185	725	23,673
2018	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Other
Total revenues	13,913	17,887	14,577	15,440	11,115	10,414	9,959	34,284	127,589
Non-current assets*	6,520	126	1,495	7	—	—	37	134	8,319

*      Includes equipment and lesehold improvements, intangibles and investment properties